Note 15 - Discontinued Operations (Details) - Fair Values of Our Money Market Funds, Which Were Held By Tropical Shipping (Fair Value, Inputs, Level 1 [Member], Tropical Shipping [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Inputs, Level 1 [Member] | Tropical Shipping [Member]
Note 15 - Discontinued Operations (Details) - Fair Values of Our Money Market Funds, Which Were Held By Tropical Shipping [Line Items]
Money market funds (1)	$ 48	[1]	$ 66	[1]

[1]	Carried at fair value and classified as Level 1 within the fair value hierarchy.